Related Party Transactions - Compensation to key management (Details) - CAD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Transactions
Management and director fees	$ 586	$ 514
Benefits	7
Share-based payments	2,549
Total	$ 3,142	$ 514